Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Other Operating Expenses [abstract]
Regulatory costs	€ 1,265	€ 1,105	€ 1,021
Audit and non-audit services	34	29	30
IT related expenses	781	812	759
Advertising and public relations	305	335	391
External advisory fees	301	418	416
Office expenses	281	320	325
Travel and accommodation expenses	52	68	140
Contributions and subscriptions	112	110	108
Postal charges	38	38	46
Depreciation of property and equipment	573	578	551
Amortisation of intangible assets	261	251	237
(Reversals of) impairments of tangible assets	26	43	(3)
(Reversals of) impairments of intangible assets	95	515	62
Addition/(unused amounts reversed) of provision for reorganisations and relocations	214	149	6
Addition/(unused amounts reversed) of other provisions	254	39	29
Other	658	532	477
Other operating expense	€ 5,251	€ 5,341	€ 4,598